Provision for post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Pension Costs [abstract]
Pension Costs	The Group’s pension costs are analysed as follows:

	2021	2020	2019
Continuing operations	£m	£m	£m
Defined contribution plans	162.8	157.8	154.9
Defined benefit plans charge to operating profit	14.9	13.9	14.8
Pension costs (note 5)	177.7	171.7	169.7
Net interest expense on pension plans (note 6)	1.8	2.9	3.5
	179.5	174.6	173.2

Weighted Average Assumptions Used For Actuarial Valuations	The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2021	2020	2019	2018
	% pa	% pa	% pa	% pa
UK
Discount rate[1]	1.8	1.3	2.0	2.8
Rate of increase in pensions in payment	4.5	4.4	4.4	4.3
Inflation	3.2	2.8	2.6	2.8
North America
Discount rate[1]	2.6	2.0	3.0	4.1
Rate of increase in salaries[2]	n/a	3.0	3.0	3.0
Western Continental Europe
Discount rate[1]	1.2	0.9	1.2	2.0
Rate of increase in salaries	2.3	2.2	2.2	2.3
Rate of increase in pensions in payment	1.8	1.8	1.8	1.2
Inflation	1.7	1.7	1.7	1.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	5.3	4.2	4.6	5.0
Rate of increase in salaries	5.6	5.2	6.1	5.8
Inflation	3.7	3.7	3.7	3.6
Notes
[1]Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.
[2]The salary assumptions are no longer applicable to the US as all plans were frozen. Active participants will not accrue additional benefits for future services under these plans.

Life Expectancies For Defined Benefit Pension Plans
At 31 December 2021, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
Current pensioners (at age 65) – male	22.3	21.8	23.5	20.9	13.3
Current pensioners (at age 65) – female	24.0	23.3	25.0	23.9	16.4
Future pensioners (current age 45) – male	24.1	23.2	25.5	23.1	13.3
Future pensioners (current age 45) – female	25.8	24.6	27.1	25.9	16.4
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next ten years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	11.2	9.3	13.6	12.4	6.3
Expected benefit payments over the next ten years (£m)
Benefits expected to be paid within 12 months	47.4	22.8	13.5	5.6	5.5
Benefits expected to be paid in 2023	42.6	20.8	12.2	5.5	4.1
Benefits expected to be paid in 2024	41.7	20.2	12.6	5.4	3.5
Benefits expected to be paid in 2025	42.0	18.9	13.3	5.7	4.1
Benefits expected to be paid in 2026	43.9	19.9	13.3	5.8	4.9
Benefits expected to be paid in the next five years	215.1	85.8	71.4	31.8	26.1
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Sensitivity Analysis of Significant Actuarial Assumptions

	(Decrease)/increase in benefit obligation
	2021	2020
Sensitivity analysis of significant actuarial assumptions	£m	£m
Discount rate
Increase by 25 basis points:
UK	(7.6)	(8.8)
North America	(6.4)	(7.6)
Western Continental Europe	(3.4)	(4.0)
Other[1]	(0.6)	(0.6)
Decrease by 25 basis points:
UK	8.0	9.1
North America	6.6	7.8
Western Continental Europe	3.6	4.3
Other[1]	0.6	0.6
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	0.8	0.9
Other[1]	0.5	0.6
Decrease by 25 basis points:
Western Continental Europe	(0.8)	(0.9)
Other[1]	(0.5)	(0.5)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	0.9	1.1
Western Continental Europe	1.7	2.1
Decrease by 25 basis points:
UK	(0.9)	(0.7)
Western Continental Europe	(1.7)	(2.0)
Life expectancy
Increase in longevity by one additional year:
UK	13.3	14.0
North America	5.3	5.9
Western Continental Europe	4.2	4.8
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans
At 31 December, the fair value of the assets in the pension plans and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2021		2020		2019
	£m	%	£m	%	£m	%
Equities	31.8	5.8	41.6	6.7	55.5	9.1
Bonds	259.7	47.0	284.2	46.1	272.5	44.8
Insured annuities	222.5	40.3	252.8	41.0	239.1	39.3
Property	1.0	0.2	0.7	0.1	0.7	0.1
Cash	15.3	2.8	14.7	2.4	17.7	2.9
Other	21.8	3.9	22.6	3.7	23.0	3.8
Total fair value of assets	552.1	100.0	616.6	100.0	608.5	100.0
Present value of liabilities	(688.5)		(772.7)		(767.5)
Deficit in the plans	(136.4)		(156.1)		(159.0)
Irrecoverable surplus	(0.2)		(0.6)		—
Net liability[1]	(136.6)		(156.7)		(159.0)
Plans in surplus	30.1		27.2		20.6
Plans in deficit	(166.7)		(183.9)		(179.6)
Note
[1] The related deferred tax asset is discussed in note 17.

Surplus/(Deficit) in Plans by Region
All plan assets have quoted prices in active markets with the exception of insured annuities and other assets. The value of insured annuities is equal to the value of the pension benefits covered by the annuities.

	2021	2020	2019
Surplus/(deficit) in plans by region	£m	£m	£m
UK	0.4	0.7	0.3
North America	(28.1)	(37.9)	(45.2)
Western Continental Europe	(74.0)	(85.9)	(79.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(34.7)	(33.0)	(34.7)
Deficit in the plans	(136.4)	(156.1)	(159.0)

Funded and Unfunded Pension Plans By Region
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2021 Surplus/ (deficit) £m	2021 Present value of liabilities £m	2020 Surplus/ (deficit) £m	2020 Present value of liabilities £m	2019 Surplus/ (deficit) £m	2019 Present value of liabilities £m
Funded plans by region
UK	0.4	(231.9)	0.7	(262.7)	0.3	(247.6)
North America	20.1	(237.9)	17.4	(271.8)	12.8	(286.2)
Western Continental Europe	(45.1)	(87.6)	(38.6)	(84.3)	(33.3)	(77.6)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(6.4)	(25.7)	(5.8)	(24.1)	(3.6)	(20.9)
Deficit/liabilities in the funded plans	(31.0)	(583.1)	(26.3)	(642.9)	(23.8)	(632.3)
Unfunded plans by region
North America	(48.2)	(48.2)	(55.3)	(55.3)	(58.0)	(58.0)
Western Continental Europe	(28.9)	(28.9)	(47.3)	(47.3)	(46.1)	(46.1)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(28.3)	(28.3)	(27.2)	(27.2)	(31.1)	(31.1)
Deficit/liabilities in the unfunded plans	(105.4)	(105.4)	(129.8)	(129.8)	(135.2)	(135.2)
Deficit/liabilities in the plans	(136.4)	(688.5)	(156.1)	(772.7)	(159.0)	(767.5)

Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI)
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

	2021	2020	2019
Continuing operations	£m	£m	£m
Service cost[1]	12.6	12.0	12.9
Administrative expenses	2.3	1.9	1.9
Charge to operating profit	14.9	13.9	14.8
Net interest expense on pension plans	1.8	2.9	3.5
Charge to profit before taxation for defined benefit plans	16.7	16.8	18.3
Note
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
The following table shows the breakdown of amounts recognised in other comprehensive income (OCI):

	2021	2020	2019
	£m	£m	£m
Return on plan assets (excluding interest income)	(29.3)	57.2	16.7
Changes in demographic assumptions underlying the present value of the plan liabilities	(3.6)	3.8	5.9
Changes in financial assumptions underlying the present value of the plan liabilities	31.1	(54.0)	(64.3)
Experience gain/(loss) arising on the plan liabilities	15.7	(4.4)	5.1
Change in irrecoverable surplus	0.4	(0.6)	—
Actuarial gain/(loss) recognised in OCI	14.3	2.0	(36.6)

Movement in Pension Plan Assets and Liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2021	2020	2019
	£m	£m	£m
Plan liabilities at beginning of year	772.7	767.5	1,024.0
Service cost[1]	12.6	12.0	14.9
Interest cost	12.0	17.0	26.2
Actuarial (gain)/loss:
Effect of changes in demographic assumptions	3.6	(3.8)	(5.9)
Effect of changes in financial assumptions	(31.1)	54.0	64.3
Effect of experience adjustments	(15.7)	4.4	(5.1)
Benefits paid[2]	(59.5)	(59.6)	(140.8)
Gain due to exchange rate movements	(6.1)	(4.2)	(22.7)
Settlement payments[3]	(0.3)	(17.0)	(47.4)
Transfer to disposal group classified as held for sale	—	—	(148.0)
Other[4]	0.3	2.4	8.0
Plan liabilities at end of year	688.5	772.7	767.5
Notes
[1] Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
2    In 2019, there was an amendment to a United States defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
3    In 2019, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million in settlement payments.
[4] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2021	2020	2019
	£m	£m	£m
Fair value of plan assets at beginning of year	616.6	608.5	840.6
Interest income on plan assets	10.2	14.1	22.4
Return on plan assets (excluding interest income)	(29.3)	57.2	16.7
Employer contributions	16.7	20.3	37.1
Benefits paid[1]	(59.5)	(59.6)	(140.8)
Loss due to exchange rate movements	(0.6)	(6.8)	(15.7)
Settlement payments[2]	(0.3)	(17.0)	(47.4)
Administrative expenses	(1.8)	(1.9)	(2.1)
Transfer to disposal group classified as held for sale	—	—	(111.1)
Other[3]	0.1	1.8	8.8
Fair value of plan assets at end of year	552.1	616.6	608.5
Actual return on plan assets	(19.1)	71.3	39.1
Notes
1In 2019, there was an amendment to a United States defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
2In 2019, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million in settlement payments.
[3]Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.